Other Intangible Assets - Future Amortization Expenses (Detail) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
2015	€ 46,918
2016	58,355
2017	57,558
2018	56,220
2019	55,706
Thereafter	449,082
Amortization expenses	€ 723,839	€ 697,634